Provisions (Details) $ in Thousands	6 Months Ended
Jun. 30, 2025 USD ($)
Disclosure of other provisions [line items]
Beginning of net book value	$ 33,904
Released	(1,395)
Additions	622
Accretion	412
Movements from foreign exchange impact	464
Ending of net book value	34,007
Current	12,413
Non-current	21,594
Employee Entitlements
Disclosure of other provisions [line items]
Beginning of net book value	14,606
Released	(1,395)
Movements from foreign exchange impact	464
Ending of net book value	13,675
Current	12,413
Non-current	1,262
Rehabilitation Costs
Disclosure of other provisions [line items]
Beginning of net book value	19,298
Additions	622
Accretion	412
Ending of net book value	20,332
Non-current	$ 20,332